N-4	Aug. 23, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	Principal Life Insurance Company Separate Account B
Entity Central Index Key	0000009713
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]
APPENDIX A — INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Delete the row for American Century VP Value Fund – Class II in the table and replace with the following:

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Large Value	American Century VP Value Fund (1) – Class II American Century Investment Management, Inc.	0.86% (2)	0.31%	7.68%	10.41%

Portfolio Companies [Table Text Block]

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Large Value	American Century VP Value Fund (1) – Class II American Century Investment Management, Inc.	0.86% (2)	0.31%	7.68%	10.41%

C000018257 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Large Value
Portfolio Company Name [Text Block]	American Century VP Value Fund (1) – Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	0.31%
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	10.41%